Common and preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Outstanding Shares and Dividends Paid
The following table presents the number of common and preferred shares outstanding and dividends paid, and other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2021					2020					2019
	Shares outstanding		Dividends and distributions paid			Shares outstanding		Dividends and distributions paid			Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share		Number of shares	Amount	Amount	$ per share		Number of shares	Amount	Amount	$ per share
Common shares	450,829,278	$14,351	$2,622	$5.84		446,932,750	$13,892	$2,592	$5.82		445,325,744	$13,589	$2,488	$5.60
Class A Preferred Shares
Series 39	16,000,000	400	15	0.93		16,000,000	400	15	0.93		16,000,000	400	16	0.96
Series 41	12,000,000	300	12	0.98		12,000,000	300	12	0.97		12,000,000	300	11	0.94
Series 43	12,000,000	300	9	0.79		12,000,000	300	10	0.87		12,000,000	300	11	0.90
Series 45	32,000,000	800	35	1.10		32,000,000	800	35	1.10		32,000,000	800	35	1.10
Series 47	18,000,000	450	20	1.13		18,000,000	450	20	1.13		18,000,000	450	20	1.13
Series 49	13,000,000	325	17	1.30		13,000,000	325	17	1.30		13,000,000	325	13	1.00
Series 51	10,000,000	250	13	1.29		10,000,000	250	13	1.29		10,000,000	250	5	0.53
		$2,825	$121				$2,825	$122				$2,825	$111
Treasury shares – common shares	(1,302)	$–				152,579	$16				15,931	$2
Treasury shares – preferred shares	(20)	–				–	–				–	–
Other Equity Instruments
Limited recourse capital notes Series 1 (1)		$750	$37	4.375%	(2)		$750	$–	4.375%	(2)		$–	$–
Limited recourse capital notes Series 2 (3)		$750	$–	4.000%	(2)		$–	$–				$–	$–

(1)	See 4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness) section below for details.
(2)	Represents the annual interest rate percentage applicable to the LRCNs issued as at October 31 for each respective year.
(3)	See 4.000% Limited Recourse Capital Notes Series 2 (NVCC) (subordinated indebtedness) section below for details.

Schedule of Common Shares Issued
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2021		2020		2019
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of year	447,085,329	$13,908	445,341,675	$13,591	442,826,380	$13,243
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	1,705,070	176	823,502	87	511,567	52
Shareholder investment plan	1,011,279	132	1,534,320	144	1,777,738	194
Employee share purchase plan	1,180,179	150	1,457,784	140	1,213,078	131
	450,981,857	$14,366	449,157,281	$13,962	446,328,763	$13,620
Purchase of common shares for cancellation	–	–	(2,208,600)	(68)	(1,000,000)	(30)
Treasury shares	(153,881)	(15)	136,648	14	12,912	1
Balance at end of year	450,827,976	$14,351	447,085,329	$13,908	445,341,675	$13,591

(1)	Includes the settlement of contingent consideration related to prior acquisitions.

Schedule of Terms of Class A Preferred Shares

Outstanding as at October 31, 2021	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 39	$0.232063	July 31, 2024	$25.00
Series 41	$0.244313	January 31, 2025	$25.00
Series 43	$0.196438	July 31, 2025	$25.00
Series 45	$0.275000	July 31, 2022	$25.00
Series 47	$0.281250	January 31 2023	$25.00
Series 49	$0.325000	April 30, 2024	$25.00
Series 51	$0.321875	July 31, 2024	$25.00

(1)	Quarterly dividends may be adjusted depending on the timing of issuance or redemption.

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at October 31		2021	2020
CET1 capital (1)		$33,751	$30,876
Tier 1 capital	A	38,344	34,775
Total capital		44,202	40,969

Total RWA		272,814	254,871

CET1 ratio		12.4%	12.1%
Tier 1 capital ratio		14.1%	13.6%
Total capital ratio		16.2%	16.1%
Leverage ratio exposure	B	$823,343	$741,760
Leverage ratio	A/B	4.7%	4.7%

(1)
Beginning in the second quarter of 2020, includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until 2022.